Income Tax (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax (Details) [Line Items]
Tax rate	25.00%	25.00%	25.00%	2019.00%
Income tax, description		The US parent company, CREG is taxed in the US and, as of June 30, 2021, had net operating loss (“NOL”) carry forwards for income taxes of $2.54 million; for federal income tax purposes, the NOL arising in tax years beginning after 2017 may only reduce 80% of a taxpayer’s taxable income, and may be carried forward indefinitely. However, the coronavirus Aid, Relief and Economic Security Act (“the CARES Act”) issued in March 2020, provides tax relief to both corporate and noncorporate taxpayers by adding a five-year carryback period and temporarily repealing the 80% limitation for NOLs arising in 2018, 2019 and 2020. The management believes the realization of benefits from these losses may be uncertain due to the US parent company’s continuing operating losses. Accordingly, a 100% deferred tax asset valuation allowance was provided.	The US parent company, CREG is taxed in the US and, as of December 31, 2020, had net operating loss (“NOL”) carry forwards for income taxes of $1.21 million; for federal income tax purposes, the NOL arising in tax years beginning after 2017 may only reduce 80% of a taxpayer’s taxable income, and may be carried forward indefinitely. However, the coronavirus Aid, Relief and Economic Security Act (“the CARES Act”) issued in March 2020, provides tax relief to both corporate and noncorporate taxpayers by adding a five-year carryback period and temporarily repealing the 80% limitation for NOLs arising in 2018, 2019 and 2020. The management believes the realization of benefits from these losses may be uncertain due to the US parent company’s continuing operating losses. Accordingly, a 100% deferred tax asset valuation allowance was provided.
PRC [Member]
Income Tax (Details) [Line Items]
Tax rate			25.00%
Net operating loss carry forwards (in Dollars)	$ 42,570		$ 43,400
Percentage of deferred tax valuation allowance	100.00%		100.00%